UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nelson Peltz
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Address:   280 Park Avenue, 41st Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11639
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nelson Peltz
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-451-3000
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Signature, Place, and Date of Signing:

       /S/NELSON PELTZ            New York, New York              2/13/08
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     Form 13F File Number     Name
     --------------------     ----

     28-11992                 Trian Partners General Partner, LLC

     28-12040                 Trian Fund Management GP, LLC

     28-12038                 Trian Partners Parallel Fund I
                                 General Partner, LLC

     28-12037                 Trian Partners Parallel Fund II
                                 General Partner, LLC

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              1
                                           -------------

Form 13F Information Table Entry Total:         2
                                           -------------

Form 13F Information Table Value Total:     $ 4,239
                                           -------------
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name

     01      28-11640                 Peter W. May

                           FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
--------------------------  --------------  ---------  ---------  ----------  --------  ----------   --------       --------
                                                         VALUE     SHARES/ OR  SH/PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
                                                                                                               --------------------
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (X1000)    PRN AMT     PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE

Deerfield Cap Corp.              COM         244572301   1,645     205,642     SH         Defined        1            205,642

K12 Inc.                         COM         48273U102   2,594     100,264     SH         Defined        1            100,264
